Investments in Financial Instruments	12 Months Ended
Dec. 31, 2024
Investments in Financial Instruments [Abstract]
Investments in financial instruments
11.	Investments in financial instruments

The balances as of December 31, 2024 and 2023 are as follows:

	2024	2023

Other stock instruments	$1,340,173	$1,461,865

Corresponds to instruments listed on the Stock Exchange and its fair value is determined using the market prices quoted on the valuation date.